Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Significant accounting policies
Basis of Preparation of the interim condensed consolidated financial statements

Basis of Preparation of the interim condensed consolidated financial statements

The Company’s interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34 – Interim Financial Reporting (“IFRS”), as issued by the International Accounting Standards Board (IASB). They do not include all the information required for complete annual financial statements and should be read in conjunction with the Company’s last annual consolidated financial statements as at and for the year ended December 31, 2022.

Except for the application of standards, interpretations and amendments being mandatory as of January 1, 2023, the accounting policies used for the preparation of the interim condensed consolidated financial statements are consistent with those used for the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2022.

The consolidated financial statements are presented in thousands of Euros (€) and all values are rounded to the nearest thousands, except when otherwise indicated (e.g. € million).

The preparation of the interim condensed consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, are areas where assumptions and estimates are significant to the consolidated financial statements. The critical accounting estimates used in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2022.

Going concern principle

Going concern principle

The Unaudited Interim Condensed Consolidated Financial Statements have been prepared on a going concern basis. As at June 30, 2023, the Company had cash and cash equivalents of €16.6 million and financial assets of €67.9 million. Based on cash flow forecasts for the remaining period of 2023 and 2024, which include significant expenses and cash outflows in relation to – among others – the ongoing clinical trials, the continuation of research and development project, and the scaling up of the Company’s manufacturing facilities. The Company believes that this cash position will be sufficient to meet the Company’s capital requirements and fund its operations for at least 12 months as from the date these financials are authorized for issuance.

New and amended standards and interpretations applicable

New and amended standards and interpretations applicable

Effective for the annual periods beginning on January 1, 2023

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments and interpretations apply for the first time in 2023, but do not have an impact on the interim condensed consolidated financial statements of the Company:

₋	IFRS 17 Insurance Contracts (applicable for annual periods beginning on or after January 1, 2023)
₋	Amendments to IFRS 17 Insurance contracts: Initial Application of IFRS 17 and IFRS 9 – Comparative Information (applicable for annual periods beginning on or after January 1, 2023)
₋	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting Policies (applicable for annual periods beginning on or after January 1, 2023)
₋	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (applicable for annual periods beginning on or after January 1, 2023)
₋	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (applicable for annual periods beginning on or after January 1, 2023)
₋	Amendments to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules (effective immediately – disclosures are required for annual periods beginning on or after 1 January 2023)